Loans and borrowings - Repayment Profile (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	May 03, 2017
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 22.5	€ 27.7
Loans and borrowings	1,736.3	1,847.6
Borrowings	1,758.8	1,875.3
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	7.8	10.8
Loans and borrowings	1,287.5	1,364.4
Gross | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	400.0	400.0
Lease Liabilities | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	16.7	18.9
Lease Liabilities | Later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	53.7	90.1
Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	6.9	8.9
Deferred borrowing costs | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Capitalised transaction costs			€ 9.8
Deferred borrowing costs | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(2.0)	(2.0)
Deferred borrowing costs | 2 to 5 years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	€ (4.9)	€ (6.9)